UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Offit Capital Advisors LLC
Address: 485 Lexington Avenue
         24th Floor
         New York, NY  10017

13F File Number:  028-14096

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Vincent Rella
Title:     Chief Financial Officer
Phone:     212-588-3240

Signature, Place, and Date of Signing:

 /s/     Vincent Rella     New York, NY/USA     May 09, 2011

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

028-06213                     Eagle Global Advisors LLC
028-10713                     Wesley Capital Management, LLC

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    11

Form 13F Information Table Value Total:    $55,080 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES INC                    MSCI BRAZIL      464286400     4429    57138 SH       OTHER                       0        0    57138
ISHARES INC                    MSCI TURKEY FD   464286715     3500    54824 SH       OTHER                       0        0    54824
ISHARES INC                    MSCI MEX INVEST  464286822     8447   134405 SH       OTHER                       0        0   134405
ISHARES TR                     MSCI EMERG MKT   464287234    12169   250040 SH       OTHER                       0        0   250040
ISHARES TR                     MSCI PERU CAP    464289842     2009    44000 SH       OTHER                       0        0    44000
MARKET VECTORS ETF TR          RUSSIA ETF       57060U506     8188   196696 SH       OTHER                       0        0   196696
MARKET VECTORS ETF TR          INDONESIA ETF    57060U753     4219   140904 SH       OTHER                       0        0   140904
MORGAN STANLEY CHINA A SH FD   COM              617468103     2938   102241 SH       OTHER                       0        0   102241
MORGAN STANLEY EMER MKTS DEB   COM              61744H105     2218   136941 SH       OTHER                       0        0   136941
TEMPLETON RUS AND EAST EUR F   COM              88022F105     3627   151359 SH       OTHER                       0        0   151359
WISDOMTREE TRUST               INDIA ERNGS FD   97717W422     3336   134500 SH       OTHER                       0        0   134500